Business Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2022	Jan. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of Pro-forma Combined Results of Operation

The following presents the unaudited pro-forma combined results of operations for the three and nine months ended October 31, 2021 of T&L and OB with the Company as if the entities were combined on February 1, 2021.

	For the Three Months Ended October 31, 2021	For the Nine Months Ended October 31, 2021
Revenues	$18,737,715	$48,228,884
Net income	$281,716	$1,469,571
Net income per share - basic	$0.01	$0.04
Weighted average number of shares outstanding	35,728,821	35,683,484

The following presents the unaudited pro-forma combined results of operations of T&L and OB with the Company as if the entities were combined on February 1, 2020.

	For the Year Ended January 31, 2022	For the Year Ended January 31, 2021
Revenues	$76,914,679	$42,687,880
Net income	$62,304	$4,457,746
Net income per share - basic	$0.00	$0.13
Weighted average number of shares outstanding	35,702,197	33,503,208

Schedule of Asset Acquired and Liabilities Assumed

The following summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date:

Assets:
Cash	$591,458
Accounts receivable	2,715,515
Inventories	1,221,055
Fixed assets, net	503,907
Intangibles	10,574,334
Total identified assets acquired	$15,606,269

Liabilities:
Accounts payable and accrued expenses	$1,606,269
Total liabilities assumed	1,606,269

Total net assets acquired	$14,000,000

The following summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date:

Assets:
Cash	$591,458
Accounts receivable	2,715,515
Inventories	1,221,055
Fixed assets, net	503,907
Intangibles	10,574,334
Total identified assets acquired	$15,606,269

Liabilities:
Accounts payable and accrued expenses	$1,606,269
Total liabilities assumed	1,606,269

Total net assets acquired	$14,000,000